Defined Benefit Plans - Periodic Pension Cost (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Directors' Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 178	$ 160	$ 63
Interest cost	119	138	133
Net amortization and deferral	62	93	73
Settlement charge	171		117
Net Periodic Pension Cost (Benefit)	530	391	386
Discount rate	4.50%	4.25%	4.25%
Rate of increase in compensation	4.50%	5.00%	4.50%
Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	2	2	3
Net amortization and deferral	(5)	(5)	(6)
Net Periodic Pension Cost (Benefit)	$ (3)	$ (3)	$ (3)
Discount rate	4.50%	4.25%	4.50%
Current medical trend	5.25%	5.25%	5.25%
Ultimate medical trend	5.25%	5.25%	5.25%